Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 3,427,002	$ 5,401,944
Provision for doubtful accounts	(216,518)	(220,733)
Net accounts receivable	$ 3,210,484	$ 5,181,211